SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Revenue By Geographical Areas [Table Text Block]

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenue
Americas	$60,123	$40,070	$28,681
EMEA	32,888	39,455	37,080
Israel	456	847	849
Asia Pacific	6,579	6,715	4,409
	$100,046	$87,087	$71,019

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Major customers- as percentage of total sales:

	2012	2011	2010
	%	%	%

Customer A	11	12	12
Customer B	(*)	10	(*)
(*) Less than 10%
Schedule Of Long Lived Assets By Geographical Areas [Table Text Block]

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011
Property and Equipment, Net
Americas	$662	$448
EMEA	421	475
Asia Pacific	411	361
Israel	2,712	2,589
	$4,206	$3,873